INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Operating loss carry forwards	$ 24,106	$ 21,362
Reserves and allowances	4,939	4,475
Net deferred tax assets before valuation allowance	29,045	25,837
Valuation allowance	(28,622)	(25,414)
Net deferred tax assets	423	423
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	21,234	20,867
Valuation allowance	(20,811)	(20,444)
Net deferred tax assets	423	423
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	7,811	4,970
Valuation allowance	(7,811)	(4,970)
Deferred Tax Liabilities, Net	$ 0	$ 0